STOCKHOLDERS' EQUITY (DEFICIT) (Details Narrative)				6 Months Ended		12 Months Ended
	Mar. 18, 2022 shares	Sep. 30, 2021 USD ($) Vote $ / shares shares	Jun. 08, 2020	Mar. 31, 2022 USD ($) Vote $ / shares shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) Vote $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 $ / shares
Preferred stock, shares authorized		16,666,667		16,666,667		16,666,667
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001
Preferred stock, shares issues		200,000				200,000
Preferred stock, shares outstanding				0
Reverse stock split			1 for 1.5 reverse stock split of the Company’s common stock became effective.
Common stock, shares authorized		316,666,667		316,666,667		316,666,667
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares issues		133,470,019		153,507,277	121,193,056	133,470,019	114,320,910
Common stock, shares outstanding		133,470,019		153,507,155	121,193,056	133,470,019	114,320,910
Number of shares issued					2,548,000	9,001,460	4,393,333
Number of shares issued, value | $					$ 2,855,000	$ 11,251,829	$ 3,516,500
Payment in kind interest stock issuance (in shares)						14,475
Payment in kind interest stock issuance | $				$ (88,500)		$ 41,977
Number of shares issued in satisfaction					217,429	497,429	93,333
Number of shares issued in satisfaction , value | $					$ 135,144	$ 485,144	$ 47,168
Offering costs | $						0	$ 80,134
Number of shares issued for the purchase of certain intangible assets					1,369,863
Number of shares issued for the purchase of certain intangible assets, value | $					$ 2,671,233
Shares issued for debt settlement (in shares)					97,891
Shares issued for investment in unconsolidated entity | $					$ 194,803	$ 194,803
Warrants issued to consultant Source2 | $				$ 56,788	492,000
Exercise price of warrants | $ / shares		$ 1.63		$ 1.64		$ 1.63	$ 0.73	$ 0.68
Number of shares issued for services						95,718	4,000,000
Number of shares issued for services, value | $						$ 236,834	$ 1,500,000
Accrued interest | $		$ 941,440				941,440	537,884
Deemed dividend. | $							3,800,000
Number of shares issued, value | $					$ 3,185,000
Value of loan conversion | $						$ 376,356
Shares to be issued for loan conversion						1,003,618
Proceeds from issuing common stock payable and subscribed | $						$ 350,000	35,000
Inducement Expense | $							$ 3,793,406
Number of shares issued						320,000
Common Stock
Conversion of series B convertible stock to common stock (in shares)	20,000,000			20,000,000
Number of shares issued				29,583	2,321,333
Number of shares issued, value | $				$ 70,500	$ 231	$ 11,251,825
Payment in kind interest stock issuance (in shares)				37,136
Payment in kind interest stock issuance | $				$ (4)
Shares issued for debt settlement (in shares)					97,891
Shares issued for investment in unconsolidated entity | $					$ 10
Value of loan conversion | $					$ 376,356
Shares to be issued for loan conversion					1,003,618	363,176
Non-recoverable license content assets [Member]
Asset impairment charges | $						$ 2,260,799
License Content Asset [Member]
Number of shares issued for services					1,180,880	1,278,771
Number of shares issued for services, value | $					$ 2,065,996	$ 2,260,799
Asset impairment charges | $						$ 2,260,799
Stock Issued For Cash [Member] | Common Stock
Payment in kind interest stock issuance (in shares)				37,136
Payment in kind interest stock issuance | $				$ 88,500
EON Media Group [Member]
Number of shares issued					454,463	2,457,898
Number of shares issued, value | $					$ 863,480	$ 6,553,235
Ownership percentage		100.00%			20.00%	100.00%
Interlink Plus, Inc. [Member]
Number of shares issued							5,168,931
Debt to a related party | $							$ 180,000
Legal expenses | $							80,134
Accrued interest | $							$ 3,842
Accredited Investors [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Number of shares issued		5,773,460
Exercise price of warrants | $ / shares		$ 2.75				$ 2.75
Number of aggregate warrants		6,573,460				6,573,460
Number of shares issued		320,000
Shares issued to related party, value | $		$ 295,181
Accredited Investors [Member] | Securities Purchase Agreement [Member] | Private Placement [Member] | Common Stock
Number of shares issued		5,253,460
Number of shares issued, value | $		$ 4,663,116
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized		3,333,334		3,333,334		3,333,334	3,333,334
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001				$ 0.0001	$ 0.0001
Preferred stock, shares issues		0		0	30,667	0	30,667
Preferred stock, shares outstanding		0		0	30,667	0	30,667
Preferred stock, liquidation preference (in dollars per share) | $ / shares		$ 0.15				$ 0.15	$ 0.15
Preferred stock, number of votes per share | Vote		100				100
Conversion of series B convertible stock to common stock (in shares)						3,066,700
Series A Convertible Preferred Stock [Member] | Interlink Plus, Inc. [Member]
Number of shares issued							30,667
Series B Convertible Preferred Stock [Member]
Preferred stock, shares authorized		3,333,334		3,333,334		3,333,334	3,333,334
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issues		200,000		0	200,000	200,000	200,000
Preferred stock, shares outstanding		200,000		0	200,000	200,000	200,000
Preferred stock, liquidation preference (in dollars per share) | $ / shares		$ 1.50		$ 1.50		$ 1.50	$ 1.50
Preferred stock, number of votes per share | Vote		100		100		100
Preferred stock, convertible, conversion ratio				100
Conversion of Stock, Shares Converted	200,000
Series B Convertible Preferred Stock [Member] | Stock Issued For Cash [Member]
Number of shares issued							100,000
Number of shares issued, value | $							$ 4,800,000
Debt instrument, forgiveness | $							1,006,594
Inducement Expense | $							$ 3,793,406
Series B Convertible Preferred Stock [Member] | Stock Issued For Loan Forgiveness [Member]
Number of shares issued							100,000
Number of shares issued, value | $							$ 4,800,000
Proceeds from issuance of convertible preferred stock | $							1,000,000
Deemed dividend. | $							$ 3,800,000